Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash dividends declared, per share (in dollars per share)	$ 1.5	$ 1.85	$ 1.35
Issuance of shares of common stock pursuant to dividend reinvestment plan, shares (in shares)	189,471	250,365	186,583
Issuance of shares of common stock, shares (in shares)	24,711	19,687	21,517
Net change in fair value of available-for-sale securities during the period, taxes	$ (7,878)	$ 36,838	$ 4,771
Vesting of restricted share awards, shares (in shares)		625